VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF DEC. 31 US$ MILLIONS	2024	2023
Available-for-sale fixed maturity securities	$127	$153
Equity securities	576	54
Mortgage loans on real estate, net of allowance	189	82
Private loans, net of allowance	1,384	727
Investment real estate	1,798	172
Real estate partnerships	2,885	2,477
Investment funds	4,804	375
Other invested assets	144	30
Cash and cash equivalents	218	85
Other assets	404	83
Total assets of consolidated VIEs	$12,529	$4,238
Notes payable	189	174
Other liabilities	363	30
Total liabilities of consolidated VIEs	$552	$204
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF DEC. 31 US$ MILLIONS	2024		2023
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities	$2,142	$3,003	$—	$—
Equity securities	466	466	239	239
Mortgage loans on real estate, net of allowance	716	731	630	630
Real estate partnerships	2,548	2,579	2,478	2,478
Investment funds	1,989	2,153	—	—
Short-term investments	99	99	—	—
Other invested assets	173	189	—	—
Total	$8,133	$9,220	$3,347	$3,347